Income Taxes - Schedule of Reconciliation of Effective Tax Rate and Statutory Income Tax Rate Applicable to PRC Operations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Income Tax Disclosure [Abstract]
Income before income tax expenses	¥ 356,894		¥ 676,081	¥ 648,548
Income tax expenses computed at applicable tax rates of 25%	89,224		169,020	162,137
Non-deductible and super deduction expenses	(4,054)		(18,314)	(6,035)
Effect of tax holidays and tax rate difference	(8,502)		1,255	(6,514)
Change in valuation allowance	(75,368)		(126,795)	(137,596)
Income tax (benefit)/expenses	¥ 1,300	$ 178	¥ 25,166	¥ 11,992